Note 15 - Commitments - Leases Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance lease cost, Amortization of right-of-use asset	$ 176	$ 313
Finance lease cost, Interest Expense	116	130
Finance lease cost, Other	30	63
Operating lease cost	206	225
Total lease cost	$ 528	$ 731